Asset transfers - Assets pledged as collateral (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset transfers
Assets pledged against liabilities	£ 47,395	£ 49,682
Loans to customers and debt instruments transferred to provide collateral for issue of debt	8,965	11,076
Debt securities and other borrowings issued for which collateral is provided by transferred assets	3,512	4,105
Trading assets
Asset transfers
Assets pledged against liabilities	23,601	28,728
The loans and advances to banks
Asset transfers
Assets pledged against liabilities	62	49
The loans and advances to customers
Asset transfers
Assets pledged against liabilities	20,108	15,939
Financial assets (Other)
Asset transfers
Assets pledged against liabilities	£ 3,624	£ 4,966